Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Useful Life of Property and Equipment (Detail)	12 Months Ended
Mar. 31, 2014
Building [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	25 years
Assets under capital lease, net [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	20 years
Information systems, hardware and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	2 years
Information systems, hardware and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	4 years
Assembly equipment, furniture, fixtures and other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	2 years
Assembly equipment, furniture, fixtures and other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimate useful life of property and equipment	4 years